CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Net income before noncontrolling interest	₨ 220,565.5	$ 3,189.2	₨ 178,833.9	₨ 140,740.6
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. 110.6, Rs. (39.6) and Rs. (356.6), as of March 31, 2017, March 31, 2018 and March 31, 2019, respectively]	663.9	9.6	72.1	(209.2)
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (9,478.8), Rs. 11,319.5 and Rs. (9,187.8), as of March 31, 2017, March 31, 2018 and March 31, 2019, respectively]	17,105.1	247.3	(21,445.3)	17,910.7
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 1,685.7, Rs. 4,541.5 and Rs. 1,018.1, as of March 31, 2017, March 31, 2018 and March 31, 2019, respectively]	(1,895.5)	(27.4)	(8,455.1)	(3,185.2)
Other comprehensive income, net of tax	15,873.5	229.5	(29,828.3)	14,516.3
Total comprehensive income	236,439.0	3,418.7	149,005.6	155,256.9
Less: Comprehensive income attributable to shareholders of noncontrolling interest	461.7	6.7	319.0	210.8
Comprehensive income attributable to HDFC Bank Limited	₨ 235,977.3	$ 3,412.0	₨ 148,686.6	₨ 155,046.1